Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,398	$ 516
Accounts receivable	8,172	5,263
Inventories	13,711	7,193
Income taxes receivable	517	1,191
Deferred income taxes	753	245
Prepaid expenses and other current assets	421	333
Current assets of discontinued operations	457	2,193
Total current assets	25,429	16,934
Property, plant and equipment	9,983	4,588
Noncurrent deferred income taxes	679	611
Note receivable	300
Intangible assets	5,585	4,436
Goodwill	6,862	5,534
Total assets	48,838	32,103
Current liabilities
Accounts payable and accrued liabilities	11,316	7,328
Current maturities of long-term debt and capital lease obligations	8,870	6,063
Income taxes payable	445	161
Current liabilities of discontinued operations	554	824
Total current liabilities	21,185	14,376
Long-term debt and capital lease obligations, net of current maturities	9,015	17
Pension deficit	569	308
Noncurrent deferred income taxes	3,301	2,310
Total liabilities	34,070	17,011
Shareholders' Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 30,000,000 shares authorized; 5,907,255 shares issued and outstanding	6	6
Additional paid-in capital	7,795	7,541
Accumulated other comprehensive income (loss)	(823)	(305)
Retained earnings	7,790	7,850
Total shareholders' equity	14,768	15,092
Total liabilities and shareholders' equity	$ 48,838	$ 32,103